Ascendant Balanced Fund
Ascendant Balanced Fund
Investment Objective:
The Fund seeks total return from income and growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant Balanced Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant Balanced Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.00%	2.00%	2.00%
Acquired Fund Fees and Expenses	[1]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses		3.39%	4.14%	3.14%
Fee Waiver and Reimbursement	[2]	(1.00%)	(1.00%)	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.39%	3.14%	2.14%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.35%, 3.10% and 2.10% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waive d or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Ascendant Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	803	1,469	2,157	3,976
Class C Shares	317	1,168	2,033	4,262
Class I Shares	217	875	1,558	3,379

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Ascendant Balanced Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities. The Fund invests in common stocks without restriction as to issuer capitalization or country. The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations. The Fund’s straight fixed income investments are primarily investment grade credit quality. The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody's”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined to be of comparable quality. However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as “junk bonds”. Fixed income securities are purchased without restriction as to maturity, individual issuer country or capitalization.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. The adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical modeling. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities. The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type. The adviser’s selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration. Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection. Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer’s equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

• Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class I Annual Total Return For Calendar Years Ended December 31

The returns are for Class I Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Class A returns for the year-to-date through March 31, 2013 were 8.36%

Best Quarter:	1st Quarter 2012	8.42%
Worst Quarter:	2nd Quarter 2012	(2.92)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Ascendant Balanced Fund	Label	One Year	Life of Incepton	Inception Date
Class I Shares	Return before taxes	9.11%	16.43%	Oct 5, 2011
Class I Shares Return after taxes on distributions		9.01%	16.27%
Class I Shares Return after taxes on distributions and sale of Fund shares		5.93%	13.91%
Class A Shares	Return before taxes with sales load	2.62%	10.58%	Oct 5, 2011
Class C Shares	Return before taxes	8.13%	15.35%	Oct 5, 2011
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	22.21%
BofA Merrill Lynch U.S. Corporate & Government Index (reflects no deduction for fees, expenses or taxes)		5.09%	5.19%
Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)		11.69%	15.33%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A and C shares and would differ from those of Class I shares.

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate and Government Index. Index returns assume reinvestment of dividends. An investor cannot invest directly in an index.

Ascendant Natural Resources Fund
Ascendant Natural Resources Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant Natural Resources Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant Natural Resources Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees	[1]	1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		7.47%	7.47%	7.47%
Acquired Fund Fees and Expenses	[2]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	[3]	9.09%	9.84%	8.84%
Fee Waiver and Reimbursement	[4]	(6.47%)	(6.47%)	(6.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.62%	3.37%	2.37%
[1]	Reflects the aggregate management fees charged by the investment adviser to the "Master Fund," as defined below, and the Fund.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Includes expenses allocated from the Master Fund in which the Fund invests.
[4]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.60%, 3.35% and 2.35% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Ascendant Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	825	2,508	4,056	7,406
Class C Shares	340	2,244	3,969	7,601
Class I Shares	240	1,986	3,600	7,123

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its assets in the common stock of natural resource companies. The Fund defines natural resource companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing. The Fund invests without restriction as to issuer capitalization or country.

The adviser selects natural resource common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers. The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical analysis. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

The Fund is a “feeder” fund that currently invests all of its assets in the Natural Resources Master Fund, a series of Northern Lights Fund Trust (the “Master Fund”), which has the same investment objective and strategies as the Fund. Generally all investments are made at the Master Fund level. This structure is sometimes called a “master-feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Fund. The Fund also may invest in additional master funds, other investment companies managed by Ascendant Advisors, LLC, or directly in a portfolio of securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Since the Fund is a feeder fund, all references to the investment activities of the Fund also are intended to apply to the Master Fund and any other investment company in which the Fund may invest. Many factors affect the Fund’s net asset value and performance.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

• Management Risk. The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Natural Resource Risk. The Fund’s exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries. Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class A Annual Total Return For Calendar Period Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

The returns are for Class A Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Class A returns for the year-to-date through March 31, 2013 were 5.06%

Best Quarter:	3rd Quarter 2012	9.31%
Worst Quarter:	2nd Quarter 2012	(9.55)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Ascendant Natural Resources Fund	Label	One Year	Life of Incepton	Inception Date
Class A Shares	Return before taxes with sales load	(7.21%)	3.79%	Oct 5, 2011
Class A Shares Return after taxes on distributions		(7.21%)	3.66%
Class A Shares Return after taxes on distributions and sale of Fund shares		(4.69%)	3.15%
Class C Shares	Return before taxes	(2.23%)	8.24%	Oct 5, 2011
Class I Shares	Return before taxes	(1.24%)	9.74%	Oct 5, 2011
S&P North American Natural Resources Sector Index TR (reflects no deduction for fees, expenses or taxes)		2.20%	10.93%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

S&P North American Natural Resources Sector Index TR is an equity benchmark that represents U.S. traded securities across a broadly defined North American Natural Resource sector. The index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis.

Ascendant Diversified Income & Growth Fund
Ascendant Diversified Income & Growth Fund
Investment Objective:
The Fund seeks total return from income and growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant Diversified Income & Growth Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant Diversified Income & Growth Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.05%	6.05%	6.05%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		7.47%	8.22%	7.22%
Fee Waiver and Reimbursement	[2]	(5.05%)	(5.05%)	(5.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.42%	3.17%	2.17%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.40%, 3.15% and 2.15% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waive d or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Ascendant Diversified Income & Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	806	2,215	3,555	6,627
Class C Shares	320	1,941	3,458	6,846
Class I Shares	220	1,672	3,060	6,270

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests primarily in income-producing securities, including common stocks and fixed income securities. The Fund invests in common stocks of domestic or foreign companies which have a dividend payment history and which the adviser expects to continue to provide income. The Fund invests without restriction as to issuer capitalization or country. The Fund expects to hold common stocks and fixed income securities at any given time, however, there is no limit as to the percentage of common stock or fixed income it may hold at any given time. The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations. The Fund’s straight fixed income investments are primarily investment grade credit quality. The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor's Ratings Group (“S&P”), or, if unrated, determined to be of comparable quality. However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as “junk bonds”. Such securities are considered speculative investments that carry greater risk of default. Fixed income securities may be purchased without restriction as to maturity, individual issuer country or capitalization. However, the Fund expects the fixed income securities in which it invests to range in maturity from 2-5 years. Derivative investments may be used by the adviser for hedging purposes or for speculative purposes. The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short, write options, or leverage its assets through borrowings for investment purposes.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. The adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research. These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities. The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type. The adviser’s selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration. Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection. Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer’s equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Derivatives Risk: The Fund may use derivatives (including options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

• Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance.

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplemental index of funds with similar investment strategies. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)

The returns are for Class A Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Class A returns year-to-date through March 31, 2013 were 11.12%

Best Quarter:	1st Quarter 2013	11.12%
Worst Quarter:	2nd Quarter 2012	(3.10)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Average Annual Total Returns Ascendant Diversified Income & Growth Fund	Label	One Year	Life of Incepton	Inception Date
Class A Shares	Return before taxes with sales load	3.88%	13.43%	Oct 5, 2011
Class A Shares Return after taxes on distributions		3.78%	12.99%
Class A Shares Return after taxes on distributions and sale of Fund shares		2.53%	11.18%
Class C Shares	Return before taxes	9.60%	18.44%	Oct 5, 2011
Class I Shares	Return before taxes	10.47%	19.48%	Oct 5, 2011
Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		16.16%	22.55%
Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)		10.84%	19.41%
Merrill Lynch Yield Alternatives Index (reflects no deduction for fees, expenses or taxes)		12.21%	11.87%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

The Standard and Poor’s Composite 1500 Index is an investable U.S. equity benchmark. The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P Mid-Cap 400, and the S&P Small-Cap 600 to cover approximately 90% of the U.S. market capitalization.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. The benchmark index has been changed to reflect changes to the Fund’s investment strategy.

The Merrill Lynch Yield Alternatives Index (VYLD) measure the performance of convertible issuances with a greater than $50 million aggregate market value at issuance.

Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jun 10, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 10, 2013
Prospectus Date	rr_ProspectusDate	Jun 10, 2013
Ascendant Balanced Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ascendant Balanced Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Ascendant Balanced Fund’s portfolio turnover rate was 150% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	150.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds").
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities. The Fund invests in common stocks without restriction as to issuer capitalization or country. The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations. The Fund’s straight fixed income investments are primarily investment grade credit quality. The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody's”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined to be of comparable quality. However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as “junk bonds”. Fixed income securities are purchased without restriction as to maturity, individual issuer country or capitalization.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. The adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical modeling. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities. The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type. The adviser’s selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration. Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection. Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer’s equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

• Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ascendantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The returns are for Class I Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Class A returns for the year-to-date through March 31, 2013 were 8.36%

Best Quarter:	1st Quarter 2012	8.42%
Worst Quarter:	2nd Quarter 2012	(2.92)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class A returns for the year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.92%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class A and C shares and would differ from those of Class I shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A and C shares and would differ from those of Class I shares.

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate and Government Index. Index returns assume reinvestment of dividends. An investor cannot invest directly in an index.

Ascendant Balanced Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	22.21%
Ascendant Balanced Fund | BofA Merrill Lynch U.S. Corporate & Government Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.19%
Ascendant Balanced Fund | Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	15.33%
Ascendant Balanced Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ATBAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.39%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.39%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	803
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,469
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,976
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	2.62%
Since Inception	rr_AverageAnnualReturnSinceInception	10.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
Ascendant Balanced Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ATBTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,033
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,262
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	8.13%
Since Inception	rr_AverageAnnualReturnSinceInception	15.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
Ascendant Balanced Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ATBIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	875
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,379
Annual Return 2012	rr_AnnualReturn2012	9.11%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.11%
Since Inception	rr_AverageAnnualReturnSinceInception	16.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
Ascendant Balanced Fund | Class I Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	16.27%
Ascendant Balanced Fund | Class I Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.93%
Since Inception	rr_AverageAnnualReturnSinceInception	13.91%
Ascendant Natural Resources Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ascendant Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets in the common stock of natural resource companies. The Fund defines natural resource companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing. The Fund invests without restriction as to issuer capitalization or country.

The adviser selects natural resource common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts ("ADRs") representing common stocks of foreign issuers. The adviser's selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical analysis. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company's management, to select securities.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

The Fund is a “feeder” fund that currently invests all of its assets in the Natural Resources Master Fund, a series of Northern Lights Fund Trust (the “Master Fund”), which has the same investment objective and strategies as the Fund. Generally all investments are made at the Master Fund level. This structure is sometimes called a “master-feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Fund. The Fund also may invest in additional master funds, other investment companies managed by Ascendant Advisors, LLC, or directly in a portfolio of securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its assets in the common stock of natural resource companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Since the Fund is a feeder fund, all references to the investment activities of the Fund also are intended to apply to the Master Fund and any other investment company in which the Fund may invest. Many factors affect the Fund’s net asset value and performance.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

• Management Risk. The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Natural Resource Risk. The Fund’s exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries. Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ascendantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Calendar Period Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The returns are for Class A Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Class A returns for the year-to-date through March 31, 2013 were 5.06%

Best Quarter:	3rd Quarter 2012	9.31%
Worst Quarter:	2nd Quarter 2012	(9.55)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class A returns for the year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.55%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

S&P North American Natural Resources Sector Index TR is an equity benchmark that represents U.S. traded securities across a broadly defined North American Natural Resource sector. The index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis.

Ascendant Natural Resources Fund | S&P North American Natural Resources Sector Index TR (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.20%
Since Inception	rr_AverageAnnualReturnSinceInception	10.93%
Ascendant Natural Resources Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NRGAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	7.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.09%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.47%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.62%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	825
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,056
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,406
Annual Return 2012	rr_AnnualReturn2012	(1.51%)
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	(7.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
Ascendant Natural Resources Fund | Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Ascendant Natural Resources Fund | Class A Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.15%
Ascendant Natural Resources Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NRGCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	7.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	9.84%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.47%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	340
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,969
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,601
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(2.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
Ascendant Natural Resources Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NRGIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.35%	[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	7.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	8.84%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.47%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	240
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,986
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,600
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,123
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(1.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
Ascendant Diversified Income & Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Ascendant Diversified Income & Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return from income and growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 158% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	158.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the “Underlying Funds”).
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests primarily in income-producing securities, including common stocks and fixed income securities. The Fund invests in common stocks of domestic or foreign companies which have a dividend payment history and which the adviser expects to continue to provide income. The Fund invests without restriction as to issuer capitalization or country. The Fund expects to hold common stocks and fixed income securities at any given time, however, there is no limit as to the percentage of common stock or fixed income it may hold at any given time. The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations. The Fund’s straight fixed income investments are primarily investment grade credit quality. The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor's Ratings Group (“S&P”), or, if unrated, determined to be of comparable quality. However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as “junk bonds”. Such securities are considered speculative investments that carry greater risk of default. Fixed income securities may be purchased without restriction as to maturity, individual issuer country or capitalization. However, the Fund expects the fixed income securities in which it invests to range in maturity from 2-5 years. Derivative investments may be used by the adviser for hedging purposes or for speculative purposes. The Fund (or the Underlying Funds in which the Fund may invest) may sell securities short, write options, or leverage its assets through borrowings for investment purposes.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. The adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research. These data items include fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities. The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type. The adviser’s selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration. Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection. Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer’s equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests primarily in income-producing securities, including common stocks and fixed income securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Derivatives Risk: The Fund may use derivatives (including options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.

• Management Risk. The adviser's judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplemental index of funds with similar investment strategies. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-527-2363
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	ascendantfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales loads and would be lower if they did
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The returns are for Class A Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.

Class A returns year-to-date through March 31, 2013 were 11.12%

Best Quarter:	1st Quarter 2013	11.12%
Worst Quarter:	2nd Quarter 2012	(3.10)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Class A returns for the year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.10%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2012)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

The Standard and Poor’s Composite 1500 Index is an investable U.S. equity benchmark. The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P Mid-Cap 400, and the S&P Small-Cap 600 to cover approximately 90% of the U.S. market capitalization.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. The benchmark index has been changed to reflect changes to the Fund’s investment strategy.

The Merrill Lynch Yield Alternatives Index (VYLD) measure the performance of convertible issuances with a greater than $50 million aggregate market value at issuance.

Ascendant Diversified Income & Growth Fund | Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.16%
Since Inception	rr_AverageAnnualReturnSinceInception	22.55%
Ascendant Diversified Income & Growth Fund | Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.84%
Since Inception	rr_AverageAnnualReturnSinceInception	19.41%
Ascendant Diversified Income & Growth Fund | Merrill Lynch Yield Alternatives Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.21%
Since Inception	rr_AverageAnnualReturnSinceInception	11.87%
Ascendant Diversified Income & Growth Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AEQAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.05%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.42%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	806
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,215
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,555
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,627
Annual Return 2012	rr_AnnualReturn2012	10.23%
Label	rr_AverageAnnualReturnLabel	Return before taxes with sales load
1 Year	rr_AverageAnnualReturnYear01	3.88%
Since Inception	rr_AverageAnnualReturnSinceInception	13.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
Ascendant Diversified Income & Growth Fund | Class A Shares | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.78%
Since Inception	rr_AverageAnnualReturnSinceInception	12.99%
Ascendant Diversified Income & Growth Fund | Class A Shares | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	11.18%
Ascendant Diversified Income & Growth Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AEQCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	8.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.05%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	3.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	320
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,941
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,458
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,846
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	9.60%
Since Inception	rr_AverageAnnualReturnSinceInception	18.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011
Ascendant Diversified Income & Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AEQIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.15%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	6.05%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	7.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.05%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.17%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	220
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,672
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,060
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,270
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	10.47%
Since Inception	rr_AverageAnnualReturnSinceInception	19.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 5, 2011

[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.35%, 3.10% and 2.10% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waive d or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[3]	Reflects the aggregate management fees charged by the investment adviser to the "Master Fund," as defined below, and the Fund.
[4]	Includes expenses allocated from the Master Fund in which the Fund invests.
[5]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.60%, 3.35% and 2.35% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.
[6]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least June 30, 2014, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.40%, 3.15% and 2.15% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waive d or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.